Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss) for the period	€ (58,103)	€ (52,809)	€ (63,984)	[1]
Elements which will be reclassified in the consolidated statement of income (loss):
Change in fair value of short-term investments and non-current financial assets	0	0	0
Foreign currency translation gain (loss)	(428)	(483)	222
Items which will not be reclassified in the consolidated statement of income (loss):
Actuarial gains and (losses) related to defined benefit obligations	790	584	(200)
Other comprehensive income (loss)	362	101	22
Total comprehensive income (loss)	€ (57,741)	€ (52,708)	€ (63,962)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.